INVESTMENTS UNDER EQUITY METHOD - Additional Information (Detail)	12 Months Ended							1 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended										1 Months Ended					1 Months Ended				12 Months Ended				12 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY Y	Dec. 31, 2011 USD ($)	Dec. 21, 2011	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Oct. 31, 2011 Shouchuang Caifu Nine Towns And Shouchuang Caifu Gengyin [Member]	Dec. 31, 2012 Direct [Member]	Dec. 31, 2012 Indirect [Member]	Nov. 30, 2012 Shouchuang Caifu Ninetowns [Member] USD ($)	Nov. 30, 2012 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] USD ($)	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2011 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2010 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2011 Shouchuang Huaxia [Member] CNY	Dec. 31, 2012 Beijing Ronghe Zhihui [Member] USD ($)	Dec. 31, 2012 Beijing Ronghe Zhihui [Member] CNY	Sep. 30, 2012 Beijing Ronghe Zhihui [Member] USD ($)	Sep. 30, 2012 Beijing Ronghe Zhihui [Member] CNY	Dec. 31, 2011 Beijing Ninetowns Investment [Member] CNY	Nov. 30, 2012 Shouchuang Caifu Gengyin [Member] USD ($)	Nov. 30, 2012 Shouchuang Caifu Gengyin [Member] CNY	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] USD ($)	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Gengyin [Member] CNY	Dec. 31, 2011 Shouchuang Caifu Gengyin [Member] CNY	Dec. 31, 2010 Shouchuang Caifu Gengyin [Member] CNY	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] Minimum [Member] CNY	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] Maximum [Member] USD ($)	Oct. 31, 2012 Shouchuang Caifu Gengyin [Member] Maximum [Member] CNY	Dec. 31, 2012 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Jul. 15, 2012 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Dec. 31, 2011 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Dec. 31, 2010 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Jun. 13, 2014 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] Subsequent Event [Member] CNY	Jul. 16, 2012 Beijing Juxin Fugao [Member] CNY	Dec. 31, 2012 Beijing Juxin Fugao [Member] CNY	Dec. 31, 2011 Beijing Juxin Fugao [Member] CNY	Dec. 31, 2010 Beijing Juxin Fugao [Member] CNY	Dec. 31, 2012 "Smarter Town" project [Member] CNY	Dec. 31, 2011 "Smarter Town" project [Member] CNY	Apr. 30, 2011 "Smarter Town" project [Member] USD ($)	Apr. 30, 2011 "Smarter Town" project [Member] CNY	Dec. 31, 2012 "Smarter Town" project [Member] Minimum [Member]	Dec. 31, 2012 "Smarter Town" project [Member] Maximum [Member]	Dec. 31, 2012 Zhongcheng [Member]	Jun. 30, 2011 Zhongcheng [Member] CNY	Jun. 30, 2011 Zhongcheng [Member] Preferred trust units [Member] CNY	Jun. 30, 2011 Zhongcheng [Member] Ordinary trust units [Member] CNY	Dec. 31, 2012 Beijing Ninetowns Ports [Member]	Feb. 29, 2012 Huainan Huacheng [Member] CNY
Schedule of Equity Method Investments [Line Items]
Purchase price of land use rights																																												$ 39,000,000	258,000,000
Purchase price paid																																											140,000,000
Expiration period of land use rights																																														40 years	70 years
Trust units issued, shares																																																		150,000,000	160,000,000
Trust units issued, value																																																		150,000,000	160,000,000
Capital investment	13,631,000	84,923,000	230,579,000	37,010,000										64,746,000	53,000,000												19,834,000	5,940,000					299,000						44,000										150,000,000
Equity interests owned																												29.70%															51.60%					90.00%				10.00%	90.00%
Repayment of debt																																																					160,000,000
Interest paid on debt																																																					13,000,000
Interest expense related to Investment																																										2,000,000	11,000,000
Land use right transfer to real estate		156,800,000
Partnership agreement, date								Oct. 21, 2011
Initial Capital			110,000,000
Capital contributed			90,000,000								3,000,000	20,000,000	10,000,000	65,000,000	10,000,000		10,000,000			4,000,000	22,000,000	5,940,000	2,000,000	10,000,000	2,000,000	13,960,000
Expected capital contribution	13,000,000	80,000,000	53,000,000
Total commitment			29,700,000																											29,700,000	8,000,000	49,500,000
Ownership interest	68.42%	68.42%							68.42%	10.64%															49.50%	49.50%
Acquisition of ownership interest Binzhou Ruichen Real Estate Development Co., Ltd					99.00%
Expiration of land use right			70
Capital withdraw																		2,000,000	10,000,000
Equity interest acquired																																		35.00%				22.00%
Equity interest contribution																																		3,500,000				132,000
Equity investment cash paid																																	700,000
Equity investment cash to be paid																																					2,800,000